Significant accounting policies (Details) - USD ($)	Mar. 31, 2020	Mar. 09, 2020	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Liability due to former noncontrolling interest holders	$ 435,862,000		$ 378,543,000
Operating lease liabilities	99,610,000
Operating right-of-use assets	99,251,000		104,977,000
Shareholders' equity	1,513,852,000		1,618,055,000
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liabilities				$ 106,500,000
Operating right-of-use assets				106,500,000
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shareholders' equity	1,022,260,000		$ 1,110,226,000
Retained Earnings | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shareholders' equity				$ 0
MeDiNova
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of interest acquired		100.00%
Liability due to former noncontrolling interest holders	$ 42,600,000